Loans and Allowances for Loan Losses 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Major Classifications of loans [Line Items]
Total loans	$ 1,284,887	$ 1,198,894
Plus - Net deferred loan costs	7,634	5,962
Loans and Leases Receivable, Allowance	(16,095)	(15,635)
Loans - net	1,276,426	1,189,221
Balance at the beginning of period	15,635	14,232	11,992
Loans charged off	(4,563)	(5,998)	(2,964)
Recoveries of loans charged off	1,248	1,251	859
Provision for loan losses	3,775	6,150	4,345
Balance at the end of period	16,095	15,635	14,232
Commercial and industrial [Member]
Major Classifications of loans [Line Items]
Total loans	198,744	212,707
Loans and Leases Receivable, Allowance	(6,393)	(6,364)	(6,134)
Loans charged off	2,082	2,957
Recoveries of loans charged off	153	243
Provision for loan losses	1,958	2,944
Commercial mortgages
Major Classifications of loans [Line Items]
Total loans	467,413	434,787
Loans and Leases Receivable, Allowance	(994)	(1,371)	(1,402)
Loans charged off	263	678
Recoveries of loans charged off	0	47
Provision for loan losses	(114)	600
Residential Mortgages - first position
Major Classifications of loans [Line Items]
Total loans	256,173	232,953
Loans and Leases Receivable, Allowance	(1,786)	(1,304)	(977)
Loans charged off	324	263
Recoveries of loans charged off	142	43
Provision for loan losses	664	547
Residential Mortgages - Second position
Major Classifications of loans [Line Items]
Total loans	101,877	96,416
Loans and Leases Receivable, Allowance	(521)	(563)	(425)
Loans charged off	31	23
Recoveries of loans charged off	9	7
Provision for loan losses	(20)	154
Consumer - Indirect
Major Classifications of loans [Line Items]
Total loans	227,541	181,481
Loans and Leases Receivable, Allowance	(4,839)	(4,196)	(3,330)
Loans charged off	1,345	1,521
Recoveries of loans charged off	700	714
Provision for loan losses	1,288	1,673
Consumer Other
Major Classifications of loans [Line Items]
Total loans	25,583	26,437
Loans and Leases Receivable, Allowance	(916)	(1,155)	(1,169)
Loans charged off	518	556
Recoveries of loans charged off	244	197
Provision for loan losses	35	345
Loans-held-for-sale
Major Classifications of loans [Line Items]
Total loans	7,556	14,113
Loans and Leases Receivable, Allowance	0	0	0
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	0	0
Unallocated
Major Classifications of loans [Line Items]
Loans and Leases Receivable, Allowance	(646)	(682)	(795)
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	$ (36)	$ (113)